INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2024 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies	Total
Useful life (years)	3 - 5	1 -9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	222,289	210,080	33,097	3,801	6,481	1,908	477,656
Additions related to business combinations (note 26.2)	1,885	11,289	—	254	—	—	13,428
Additions from separate acquisitions	19,288	—	—	—	—	—	19,288
Additions from internal development	72,355	—	—	—	—	—	72,355
Derecognition	(11,454)	—	—	—	—	(1,807)	(13,261)
Translation	(2,694)	(9,239)	(1,273)	(58)	—	—	(13,264)
Values at end of year	301,669	212,130	31,824	3,997	6,481	101	556,202

Amortization and impairment
Accumulated at beginning of year	123,573	58,972	7,332	1,843	—	275	191,995
Additions	54,199	26,999	6,360	530	611	—	88,699
Impairment (Reversal) loss recognized in profit or loss	1,751	—	—	—	—	(174)	1,577
Derecognition	(10,951)	—	—	—	—	—	(10,951)
Translation	(708)	(2,709)	(359)	(56)	—	—	(3,832)
Accumulated at end of year	167,864	83,262	13,333	2,317	611	101	267,488
Carrying amount	133,805	128,868	18,491	1,680	5,870	—	288,714

Intangible assets as of December 31, 2023 included the following:

	Licenses and internal developments	Customer relationships and contracts	Platforms	Non-compete agreements	Trademarks	Cryptocurrencies (*)	Total
Useful life (years)	3 - 5	1 - 9	4 - 8	3	1 - 9	—
Cost
Values at beginning of year	145,301	127,583	33,370	2,414	—	2,047	310,715
Additions related to business combinations (note 26.2)	38	79,051	—	1,351	6,481	—	86,921
Additions from separate acquisitions	14,639	—	—	—	—	149	14,788
Additions from internal development	65,050	—	—	—	—	—	65,050
Derecognition	(3,255)	—	—	—	—	(288)	(3,543)
Translation	516	3,446	(273)	36	—	—	3,725
Values at end of year	222,289	210,080	33,097	3,801	6,481	1,908	477,656

Amortization and impairment
Accumulated at beginning of year	85,278	39,992	419	1,357	—	1,097	128,143
Additions	41,218	18,360	7,044	497	—	—	67,119
(Reversal) Impairment loss recognized in profit or loss	—	—	—	—	—	(822)	(822)
Disposals	(2,983)	—	—	—	—	—	(2,983)
Translation	60	620	(131)	(11)	—	—	538
Accumulated at end of year	123,573	58,972	7,332	1,843	—	275	191,995
Carrying amount	98,716	151,108	25,765	1,958	6,481	1,633	285,661
(*) As of December 31, 2023, the Company´s crypto assets are comprised by Bitcoin, Ethereum and Stable Coin.